American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 28, 2021

High-Yield Municipal - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 96.3%
Alabama — 1.0%
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,356,160
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,470,950
		7,827,110
Alaska — 0.3%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,531,275
Arizona — 6.9%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,291,386
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,861,696
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,227,600
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	7,000,000	7,553,140
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,400,250
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,644,176
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,086,070
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	5,571,000
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	871,248
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,619,655
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,619,025
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,305,600
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	542,490
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(1)	1,000,000	1,030,210
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(1)	1,000,000	1,029,550
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	1,000,000	1,026,200
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	548,420
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,080,090
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,162,720
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,347,538
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,346,704
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,751,105
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	152,000	152,138
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	122,000	122,068
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,009,300
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	861,528
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,500,000	4,793,670
		53,854,577
California — 3.1%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	433,527
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	250,000	300,690
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,341,920
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(2)	1,000,000	191,210
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	5,000,000	5,605,800
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	566,085
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	560,335

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,113,040
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	525,000	595,539
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	581,995
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,040,400
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	1,097,700
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	2,665,000	2,998,818
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, (University of California Hastings College of the Law), 0.00%, 7/1/61(1)	7,660,000	4,048,846
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,583,085
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	1,005,795
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,505,325
		24,570,110
Colorado — 3.1%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,039,130
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,076,500
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	482,000	507,175
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	554,694
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,282,135
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	1,050,350
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,056,540
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,048,540
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	527,295
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,475,948
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	2,034,957
E-470 Public Highway Authority Rev., 5.00%, 9/1/26	1,250,000	1,525,325
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	307,000	310,779
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,300,387
One Horse Business Improvement District Rev., 6.00%, 6/1/24	750,000	751,530
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	564,600
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,110,970
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,790,820
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,606,400
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	325,800
		23,939,875
Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	4,134,900
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	1,000,000	1,014,860
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	2,148,260
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/49	3,600,000	3,558,924
		10,856,944
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	3,210,480
District of Columbia — 0.7%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	2,320,650
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	3,323,640
		5,644,290
Florida — 5.7%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,156,099
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	268,330
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	720,000	750,110
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,905,000	2,019,414
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	2,700,000	3,003,723

Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,300,000	2,546,997
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	2,392,632
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	867,048
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	918,077
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,126,420
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,416,850
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,024,252
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,226,320
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	3,150,000	3,590,590
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	1,939,420
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	3,000,000	2,953,590
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 5.75%, 11/15/54	2,000,000	1,993,880
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,410,490
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,733,950
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	410,000	447,380
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,925,000	2,054,918
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,645,000	2,904,633
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	2,000,000	2,096,980
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,077,294
		44,919,397
Georgia — 2.8%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	5,000,000	6,294,550
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,285,000	1,347,387
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.125%, 10/1/39	2,000,000	2,075,100
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	4,113,880
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,948,827
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,619,670
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,648,350
		22,047,764
Idaho — 0.4%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,400,995
Illinois — 9.4%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,486,540
Chicago GO, 5.00%, 1/1/28	2,000,000	2,382,940
Chicago GO, 5.00%, 1/1/29	2,000,000	2,413,100
Chicago GO, 5.625%, 1/1/29	2,500,000	2,989,875
Chicago GO, 5.50%, 1/1/39	2,000,000	2,215,400
Chicago GO, 5.00%, 1/1/40	2,500,000	2,504,425
Chicago Board of Education GO, 5.00%, 12/1/31	2,500,000	3,054,550
Chicago Board of Education GO, 5.00%, 12/1/32	2,000,000	2,425,200
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,988,430
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,847,475
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,205,120
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,381,368
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,767,220
Illinois Finance Authority Rev., 5.00%, 11/1/49	1,150,000	1,266,219
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,701,080
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,860,920
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,213,140
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,098,860
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,571,275

Northern Illinois University Rev., 4.00%, 4/1/38 (BAM)	1,150,000	1,293,681
Northern Illinois University Rev., 4.00%, 4/1/41 (BAM)	750,000	836,625
State of Illinois GO, 5.00%, 10/1/25	3,000,000	3,420,960
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,430,440
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,515,640
State of Illinois GO, 5.00%, 10/1/33	900,000	1,044,225
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,153,634
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,066,500
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,195,240
State of Illinois GO, 5.50%, 5/1/39	985,000	1,196,834
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,934,744
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,006,500
		73,468,160
Iowa — 1.0%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,327,370
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 2.875%, 5/15/49	1,500,000	1,520,295
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,014,130
		7,861,795
Kansas — 0.7%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	4,530,000	4,535,572
Wichita Rev., (K-96 Greenwich STAR Bond), 3.00%, 9/1/23	500,000	500,000
		5,035,572
Kentucky — 2.2%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,466,457
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	3,000,000	3,362,250
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	8,412,825
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,192,650
		17,434,182
Louisiana — 1.3%
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,782,858
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,558,537
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,128,120
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,125,000	1,140,413
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.20%, 6/1/37	1,500,000	1,541,145
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.375%, 6/1/37	3,000,000	3,108,960
		10,260,033
Maryland — 2.5%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,605,435
Brunswick Special Tax, 5.00%, 7/1/36	1,450,000	1,704,055
Maryland Economic Development Corp. Rev., (Morgan State University), 5.00%, 7/1/56	2,000,000	2,342,900
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,130,260
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,171,390
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/50	3,370,000	3,603,541
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,564,875
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,185,660
State of Maryland GO, 5.00%, 8/1/25	3,585,000	4,290,707
		19,598,823
Massachusetts — 0.2%
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	1,131,770
Michigan — 3.6%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,646,250
Detroit GO, 5.50%, 4/1/45	1,540,000	1,883,959
Detroit GO, 5.00%, 4/1/46	2,000,000	2,392,980
Detroit GO, 5.00%, 4/1/50	2,250,000	2,683,575

Detroit GO, 5.50%, 4/1/50	1,820,000	2,219,199
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,656,350
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	2,010,200
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,810,305
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	2,195,000	2,295,399
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	500,000	597,870
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(2)	1,500,000	185,310
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,794,580
		28,175,977
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,157,359
Mississippi — 0.3%
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38	800,000	986,496
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39	850,000	1,045,636
		2,032,132
Missouri — 2.1%
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,381,475
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,828,444
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,097,930
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,542,800
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,673,764
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,043,730
		16,568,143
Nevada — 2.8%
Clark County Special Assessment, 5.00%, 8/1/30	1,345,000	1,465,270
Clark County Special Assessment, 5.00%, 8/1/32	345,000	373,321
Clark County Special Assessment, 5.00%, 8/1/35	640,000	690,099
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,121,330
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	480,000	489,000
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	975,000	1,061,092
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	850,000	889,738
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	375,498
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,088,570
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,505,490
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	600,000	646,746
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	745,000	808,295
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	600,000	649,698
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	995,000	1,069,635
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	9,000,000	1,394,010
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,334,450
Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	3,053,400
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	2,500,000	2,802,375
		21,818,017
New Jersey — 3.8%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,742,200
New Jersey Economic Development Authority Rev., 5.00%, 6/15/30	1,000,000	1,258,110
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	1,050,000	1,325,636
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,777,977

New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,184,494
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	774,866
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,564,600
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	508,594
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,600,550
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,829,650
State of New Jersey GO, 4.00%, 6/1/32	900,000	1,090,080
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,379,940
		30,036,697
New Mexico — 0.4%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	545,880
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	485,991
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,288,476
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	800,000	801,288
		3,121,635
New York — 9.4%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,635,420
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	702,875
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	557,115
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,100,580
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,098,470
Dutchess County Local Development Corp. Rev., (Bard College), 5.00%, 7/1/51(1)	5,500,000	6,389,240
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	2,600,000	2,761,382
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	3,865,000	4,249,645
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	6,005,500
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	6,176,850
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/27 (AGM)	1,000,000	1,229,410
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	300,000	376,059
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,045,450
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 3/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	4,100,000	4,100,000
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 0.03%, 3/1/21 (SBBPA: Mizuho Bank Ltd.)	11,500,000	11,500,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,500,630
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,053,620
New York State Dormitory Authority Rev., 5.00%, 9/15/28, Prerefunded at 100% of Par(3)	5,000	6,461
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,199,320
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	9,500,000	10,887,000
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	1,800,000	2,005,992
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	1,800,000	2,001,852
Suffolk County GO, 2.00%, 7/22/21	2,200,000	2,215,136
Town of Oyster Bay GO, 4.00%, 3/1/27 (AGM)	800,000	942,592
Town of Oyster Bay GO, 4.00%, 3/1/28 (AGM)	825,000	986,617
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	363,597
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	712,384
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	515,764
		73,318,961
North Carolina — 1.6%
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	1,250,000	1,510,062
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	595,000	597,422
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,059,020
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,221,730
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,656,750
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,601,550

North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	636,450
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	296,265
Wake County Rev., 5.00%, 3/1/26	1,250,000	1,521,375
		12,100,624
Ohio — 5.5%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	18,000,000	20,267,820
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(2)	15,000,000	2,249,100
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,520,962
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,658,325
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,420,360
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,474,087
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,597,350
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,192,330
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,106,480
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,112,140
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	2,097,448
		42,696,402
Oregon — 0.6%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 3.25%, 11/15/25	2,000,000	2,015,780
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	268,903
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,069,310
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,608,585
		4,962,578
Pennsylvania — 6.1%
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,286,838
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 5.00%, 2/1/40	5,215,000	5,716,579
Bucks County Industrial Development Authority Rev., (Grand View Hospital/Sellersville Obligated Group), 4.00%, 7/1/51(4)	1,250,000	1,316,825
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,438,906
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.00%, 12/1/51	3,000,000	3,055,710
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	542,199
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,048,000	1,075,552
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,615,830
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,240,808
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	2,500,000	3,056,025
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,629,125
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,081,480
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,370,075
Pennsylvania GO, 5.00%, 7/15/29	7,000,000	9,163,070
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	1,016,170
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,671,960
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,717,230
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	345,000	361,781
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,159,720
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	1,136,410
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,927,275
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,066,840
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,102,237

		47,748,645

Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,339,179
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,104,610
		3,443,789
South Carolina — 0.6%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,641,900
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,067,020
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	637,603
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	1,072,220
		4,418,743
Tennessee — 1.2%
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,465,620
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	564,205
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	6,243,325
		9,273,150
Texas — 7.4%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	703,507
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,330,419
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,046,680
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,070,800
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	11,447,276
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,911,595
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,662,900
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/31	1,615,000	1,674,997
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/48	1,850,000	1,909,237
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24	1,385,000	1,441,439
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25	1,505,000	1,581,334
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26	1,000,000	1,060,150
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	1,260,000	1,345,592
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/28	1,120,000	1,193,573
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	570,000	606,805
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	2,750,000	2,909,225
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25	290,000	324,043
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26	390,000	444,226
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,450,839
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	1,102,490
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,101,900
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,069,468

Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,068,740
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,659,577
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	5,000,000	5,068,100
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/24	1,350,000	1,561,680
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,376,980
		58,123,572
Virginia — 2.3%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,036,660
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,593,475
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,765,838
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	884,577
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,491,258
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	1,007,479
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,153,840
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,417,512
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,244,127
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,005,490
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	1,045,800
		17,646,056
Washington — 2.3%
Energy Northwest Electric Rev., (Bonneville Power Administration), 5.00%, 7/1/31	3,610,000	4,801,517
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	795,000	822,737
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	864,030
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,945,524
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	7,200,000	7,243,704
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,146,080
		17,823,592
West Virginia — 0.3%
West Virginia Economic Development Authority Rev., (Arch Resources, Inc.), VRN, 4.125%, 7/1/45(4)	2,400,000	2,407,896
Wisconsin — 2.0%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,081,710
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,690,384
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	761,866
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	1,085,160
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,464,345
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	555,766
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	485,167
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,080,340
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,000,000	1,133,260
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	2,960,512
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	2,084,100
		15,382,610
TOTAL MUNICIPAL SECURITIES (Cost $709,791,529)		752,849,730
EXCHANGE-TRADED FUNDS — 1.4%

VanEck Vectors High Yield Muni ETF (Cost $10,985,629)	183,900	11,320,884

AFFILIATED FUNDS(5) — 1.4%
American Century Diversified Municipal Bond ETF (Cost $10,134,292)	196,300	10,694,424
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $730,911,450)		774,865,038
OTHER ASSETS AND LIABILITIES — 0.9%		7,231,522
TOTAL NET ASSETS — 100.0%		$782,096,560

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $150,353,674, which represented 19.2% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	752,849,730	—
Exchange-Traded Funds	11,320,884	—	—
Affiliated Funds	10,694,424	—	—
	22,015,308	752,849,730	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended February 28, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$10,202	—	—	$492	$10,694	196	—	$173
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.